Trade and other payables (Details) - GBP (£) £ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Trade and other payables
Trade payables	£ 9,741	£ 9,573
Accrued expenses	23,986	22,094
Amounts due to related parties		139
Social security and other taxes	3,846	1,230
Outstanding defined contribution pension costs	481	423
Total trade and other payables	£ 38,054	£ 33,459